Segment Information (Financial Information of Segments) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022
Segment Reporting Information [Line Items]
Revenues	¥ 707,003	¥ 632,721	¥ 1,364,816	¥ 1,241,534
Segment profits	61,321	82,119	125,609	152,719
Segment assets	14,786,006		14,786,006		¥ 14,270,672
Operating Segment
Segment Reporting Information [Line Items]
Revenues	705,217	633,792	1,361,213	1,242,567
Segment profits	84,011	128,028	169,952	229,504
Segment assets	12,442,647		12,442,647		11,999,584
Operating Segment | Corporate Financial Services and Maintenance Leasing
Segment Reporting Information [Line Items]
Revenues	107,302	120,483	211,427	230,275
Segment profits	19,757	29,061	35,482	46,263
Segment assets	1,476,243		1,476,243		1,516,795
Operating Segment | Real Estate
Segment Reporting Information [Line Items]
Revenues	93,622	105,752	190,487	202,514
Segment profits	7,011	12,439	18,949	23,031
Segment assets	907,859		907,859		910,101
Operating Segment | PE Investment And Concession
Segment Reporting Information [Line Items]
Revenues	129,095	92,526	250,873	192,150
Segment profits	1,718	1,456	3,905	1,614
Segment assets	370,091		370,091		353,581
Operating Segment | Environment and Energy
Segment Reporting Information [Line Items]
Revenues	64,113	34,569	110,914	63,898
Segment profits	5,990	5,159	10,582	9,502
Segment assets	772,944		772,944		703,608
Operating Segment | Insurance
Segment Reporting Information [Line Items]
Revenues	138,328	125,907	265,870	235,088
Segment profits	2,117	17,175	13,007	32,322
Segment assets	2,052,684		2,052,684		2,072,145
Operating Segment | Banking and credit
Segment Reporting Information [Line Items]
Revenues	20,903	20,271	40,944	43,097
Segment profits	7,979	8,729	15,215	20,909
Segment assets	2,677,388		2,677,388		2,687,156
Operating Segment | Aircraft and Ships
Segment Reporting Information [Line Items]
Revenues	13,932	9,285	28,496	17,748
Segment profits	5,233	5,323	10,649	369
Segment assets	752,565		752,565		684,098
Operating Segment | ORIX USA
Segment Reporting Information [Line Items]
Revenues	44,350	37,294	79,932	84,988
Segment profits	15,557	22,194	21,596	47,094
Segment assets	1,624,316		1,624,316		1,364,142
Operating Segment | ORIX Europe
Segment Reporting Information [Line Items]
Revenues	46,139	50,648	89,836	101,104
Segment profits	7,118	15,062	16,419	28,458
Segment assets	409,463		409,463		401,869
Operating Segment | Asia and Australia
Segment Reporting Information [Line Items]
Revenues	47,433	37,057	92,434	71,705
Segment profits	11,531	¥ 11,430	24,148	¥ 19,942
Segment assets	¥ 1,399,094		¥ 1,399,094		¥ 1,306,089